Net Income (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Loss per Share
Basic and diluted net income (loss) per share for each of the periods presented are calculated as follows:

	Year Ended December 31
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2.5)
	(in thousands, except for share and per share data)
Numerator:
Net income (loss) attributable to I-Mab	(1,451,950)	470,915	(2,331,541)	(365,870)
Deemed dividend to Series C-1 preferred shareholders at extinguishment of Series C-1 Preferred Shares	(5,283)	—	—	—
Deemed dividend to Series B-1, B-2 and C preferred shareholders at modification of Series B-1, B-2 and C Preferred Shares	(27,768)	—	—	—

Net income (loss) attributable to ordinary shareholders	(1,485,001)	470,915	(2,331,541)	(365,870)

Denominator:
Denominator for basic calculation-weighted average number of common shares outstanding	7,381,230	134,158,824	174,707,055	174,707,055
Dilutive effect of convertible preferred shares	—	4,373,047	—	—
Dilutive effect of ordinary shares to be issued to Everest	—	266,458	—	—
Dilutive effect of convertible promissory notes	—	865,479	—	—
Dilutive effect of restricted shares units	—	778,130	—	—
Dilutive effect of stock options	—	16,789,714	—	—

Denominator for diluted income (loss) per share calculation	7,381,230	157,231,652	174,707,055	174,707,055

Net income (loss) per share - basic	(201.19)	3.51	(13.35)	(2.09)
Net income (loss) per share - diluted	(201.19)	3.00	(13.35)	(2.09)

Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share
The effects of all outstanding convertible preferred shares, restricted shares, certain stock options and warrants have been excluded from the computation of diluted loss per share for the years ended December 31, 2019 and 2021 as their effects would be anti-dilutive. The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	Year Ended December 31
	2019	2021
Convertible preferred shares	92,238,119	—
Restricted shares	—	3,150,881
Stock options	11,388,776	14,584,833
Warrants	—	648,359